STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2023

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview (unaudited)
September 30, 2023

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2023

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	758,062	$53,299,339
ACI Worldwide, Inc.*	893,133	20,149,080
Acuity Brands, Inc.	256,537	43,690,816
Adient PLC*	770,274	28,269,056
Advanced Drainage Systems, Inc.	569,531	64,829,714
AECOM	1,140,948	94,744,322
Affiliated Managers Group, Inc.	288,241	37,569,332
AGCO Corp.	511,149	60,458,704
Agree Realty Corp.	791,754	43,736,491
Alcoa Corp.	1,467,652	42,649,967
Allegro MicroSystems, Inc.*	585,407	18,697,900
ALLETE, Inc.	472,067	24,925,138
Ally Financial, Inc.	2,232,579	59,565,208
Amedisys, Inc.*	268,390	25,067,626
American Financial Group, Inc.	544,403	60,793,483
Amkor Technology, Inc.	848,815	19,183,219
Annaly Capital Management, Inc.	4,062,111	76,408,308
Antero Midstream Corp.	2,801,001	33,555,992
Antero Resources Corp.*	2,322,257	58,938,883
Apartment Income REIT Corp.	1,227,280	37,677,496
AptarGroup, Inc.	539,827	67,499,968
Aramark	2,146,987	74,500,449
Arrow Electronics, Inc.*	457,794	57,334,121
Arrowhead Pharmaceuticals, Inc.*	881,603	23,688,673
ASGN, Inc.*	398,064	32,513,867
Ashland, Inc.	421,431	34,422,484
Aspen Technology, Inc.*	233,282	47,650,181
Associated Banc-Corp.	1,241,243	21,237,668
Autoliv, Inc.	624,938	60,294,018
AutoNation, Inc.*	220,986	33,457,280
Avient Corp.	749,089	26,457,823
Avis Budget Group, Inc.*	162,493	29,198,367
Avnet, Inc.	751,703	36,224,568
Axalta Coating Systems Ltd.*	1,823,369	49,048,626
Azenta, Inc.*	494,735	24,830,750
Bank OZK	865,417	32,081,008
Belden, Inc.	347,868	33,586,655
BellRing Brands, Inc.*	1,081,063	44,572,227
Berry Global Group, Inc.	971,306	60,133,554
BJ's Wholesale Club Holdings, Inc.*	1,105,107	78,871,487

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Black Hills Corp.	551,950	$27,923,150
Blackbaud, Inc.*	354,341	24,917,259
Boston Beer Co., Inc., Class A*	77,749	30,285,568
Boyd Gaming Corp.	584,007	35,525,146
Brighthouse Financial, Inc.*	538,719	26,364,908
Brink's Co.	381,828	27,735,986
Brixmor Property Group, Inc.	2,472,204	51,372,399
Bruker Corp.	809,218	50,414,281
Brunswick Corp.	574,343	45,373,097
Builders FirstSource, Inc.*	1,028,358	128,020,287
BWX Technologies, Inc.	752,256	56,404,155
Cable One, Inc.	37,454	23,058,181
Cabot Corp.	460,050	31,867,663
CACI International, Inc., Class A*	187,507	58,864,072
Cadence Bank	1,501,956	31,871,506
Calix, Inc.*	485,445	22,252,799
Capri Holdings Ltd.*	954,581	50,220,506
Carlisle Cos., Inc.	410,553	106,439,971
Carter's, Inc.	306,423	21,189,150
Casey's General Stores, Inc.	307,513	83,495,930
Celsius Holdings, Inc.*	404,724	69,450,638
ChampionX Corp.	1,616,770	57,589,347
Chart Industries, Inc.*	345,204	58,380,900
Chemed Corp.	123,998	64,441,761
Chemours Co.	1,217,844	34,160,524
Chesapeake Energy Corp.	925,269	79,785,946
Choice Hotels International, Inc.	207,162	25,379,417
Chord Energy Corp.	341,572	55,358,574
Churchill Downs, Inc.	560,337	65,021,505
Ciena Corp.*	1,229,542	58,108,155
Cirrus Logic, Inc.*	449,954	33,278,598
Civitas Resources, Inc.	698,285	56,470,308
Clean Harbors, Inc.*	414,177	69,316,663
Cleveland-Cliffs, Inc.*	4,183,610	65,389,824
CNO Financial Group, Inc.	929,333	22,053,072
CNX Resources Corp.*	1,327,958	29,985,292
Coca-Cola Consolidated, Inc.	38,552	24,531,409
Cognex Corp.	1,417,016	60,138,159
Coherent Corp.*	1,070,273	34,933,711
Columbia Banking System, Inc.	1,715,379	34,822,194

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Columbia Sportswear Co.	287,510	$21,304,491
Commerce Bancshares, Inc.	933,281	44,778,822
Commercial Metals Co.	960,494	47,458,009
CommVault Systems, Inc.*	360,846	24,396,798
Concentrix Corp.	355,341	28,466,367
COPT Defense Properties	925,538	22,055,571
Coty, Inc., Class A*	2,945,785	32,315,261
Cousins Properties, Inc.	1,248,254	25,426,934
Crane Co.	401,557	35,674,324
Crane NXT Co.	397,053	22,064,235
Crocs, Inc.*	506,982	44,731,022
Crown Holdings, Inc.	992,272	87,796,227
CubeSmart	1,848,927	70,499,586
Cullen/Frost Bankers, Inc.	527,377	48,102,056
Curtiss-Wright Corp.	315,038	61,630,884
Darling Ingredients, Inc.*	1,311,722	68,471,888
Deckers Outdoor Corp.*	214,937	110,496,962
Dick's Sporting Goods, Inc.	515,352	55,956,920
Dolby Laboratories, Inc., Class A	489,809	38,822,261
Donaldson Co., Inc.	997,149	59,469,966
Doximity, Inc., Class A*	1,032,275	21,904,875
Dropbox, Inc., Class A*	2,120,869	57,751,263
DT Midstream, Inc.	796,965	42,175,388
Dynatrace, Inc.*	1,953,831	91,302,523
Eagle Materials, Inc.	291,408	48,525,260
East West Bancorp, Inc.	1,163,624	61,334,621
EastGroup Properties, Inc.	373,377	62,178,472
EMCOR Group, Inc.	387,657	81,559,156
Encompass Health Corp.	824,339	55,362,607
EnerSys	337,526	31,953,586
Enovis Corp.*	408,185	21,523,595
Envestnet, Inc.*	408,144	17,970,580
Envista Holdings Corp.*	1,347,360	37,564,397
EPR Properties	619,498	25,733,947
Equitrans Midstream Corp.	3,563,321	33,388,318
Equity LifeStyle Properties, Inc.	1,532,009	97,604,293
Erie Indemnity Co., Class A	205,134	60,266,318
Esab Corp.	465,855	32,712,338
Essent Group Ltd.	879,918	41,611,322
Essential Utilities, Inc.	2,001,382	68,707,444

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Euronet Worldwide, Inc.*	387,992	$30,798,805
Evercore, Inc., Class A	286,694	39,529,369
Exelixis, Inc.*	2,618,502	57,214,269
ExlService Holdings, Inc.*	1,362,962	38,217,454
Exponent, Inc.	418,206	35,798,434
Federated Hermes, Inc.	726,103	24,593,109
Fidelity National Financial, Inc.	2,126,543	87,826,226
First American Financial Corp.	847,822	47,893,465
First Financial Bankshares, Inc.	1,056,563	26,540,863
First Horizon Corp.	4,595,001	50,636,911
First Industrial Realty Trust, Inc.	1,087,707	51,763,976
FirstCash Holdings, Inc.	304,216	30,537,202
Five Below, Inc.*	457,802	73,660,342
Flowers Foods, Inc.	1,581,570	35,079,223
Flowserve Corp.	1,079,101	42,915,847
Fluor Corp.*	1,179,118	43,273,631
FNB Corp.	2,951,094	31,842,304
Fortune Brands Innovations, Inc.	1,043,601	64,870,238
Fox Factory Holding Corp.*	348,453	34,524,723
Frontier Communications Parent, Inc.*	1,819,103	28,468,962
FTI Consulting, Inc.*	279,871	49,931,785
GameStop Corp., Class A*	2,205,629	36,304,653
Gaming and Leisure Properties, Inc.	2,160,064	98,390,915
Gap, Inc.	1,755,692	18,663,006
GATX Corp.	291,148	31,685,637
Genpact Ltd.	1,371,942	49,664,300
Gentex Corp.	1,919,879	62,472,863
Glacier Bancorp, Inc.	911,883	25,988,665
Globus Medical, Inc., Class A*	965,273	47,925,804
GoDaddy, Inc., Class A*	1,207,445	89,930,504
Goodyear Tire & Rubber Co.*	2,331,433	28,979,712
Graco, Inc.	1,389,871	101,293,798
Graham Holdings Co., Class B	30,312	17,671,896
Grand Canyon Education, Inc.*	245,266	28,666,690
Graphic Packaging Holding Co.	2,526,627	56,293,250
Greif, Inc., Class A	209,506	13,997,096
Grocery Outlet Holding Corp.*	812,386	23,437,336
GXO Logistics, Inc.*	978,178	57,370,140
H&R Block, Inc.	1,252,446	53,930,325
Haemonetics Corp.*	417,075	37,361,578

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Halozyme Therapeutics, Inc.*	1,084,978	$41,446,160
Hancock Whitney Corp.	708,337	26,201,386
Hanover Insurance Group, Inc.	294,056	32,634,335
Harley-Davidson, Inc.	1,060,413	35,057,254
Healthcare Realty Trust, Inc.	3,132,332	47,830,710
HealthEquity, Inc.*	702,948	51,350,351
Helen of Troy Ltd.*	198,204	23,102,658
Hertz Global Holdings, Inc.*	1,100,759	13,484,298
Hexcel Corp.	694,684	45,251,716
HF Sinclair Corp.	1,196,234	68,101,602
Hilton Grand Vacations, Inc.*	597,351	24,312,186
Home BancShares, Inc.	1,549,482	32,446,153
Hubbell, Inc.	441,086	138,240,763
ICU Medical, Inc.*	166,736	19,843,251
IDACORP, Inc.	416,278	38,984,435
Inari Medical, Inc.*	419,802	27,455,051
Independence Realty Trust, Inc.	1,845,686	25,968,802
Ingredion, Inc.	543,963	53,525,959
Insperity, Inc.	298,012	29,085,971
Integra LifeSciences Holdings Corp.*	582,460	22,244,147
Interactive Brokers Group, Inc., Class A	879,787	76,154,363
International Bancshares Corp.	438,873	19,020,756
IPG Photonics Corp.*	245,429	24,920,861
Iridium Communications, Inc.	1,028,472	46,785,191
ITT, Inc.	675,224	66,111,182
Jabil, Inc.	1,076,420	136,586,934
Janus Henderson Group PLC	1,089,953	28,142,586
Jazz Pharmaceuticals PLC*	519,251	67,211,849
Jefferies Financial Group, Inc.	1,453,535	53,242,987
Jones Lang LaSalle, Inc.*	392,159	55,365,008
KB Home	639,121	29,578,520
KBR, Inc.	1,109,609	65,400,354
Kemper Corp.	495,216	20,813,928
Kilroy Realty Corp.	876,987	27,721,559
Kinsale Capital Group, Inc.	180,968	74,944,278
Kirby Corp.*	489,354	40,518,511
Kite Realty Group Trust	1,804,211	38,646,200
Knife River Corp.*	418,695	20,444,877
Knight-Swift Transportation Holdings, Inc.	1,326,549	66,526,432
Kohl's Corp.	909,548	19,064,126

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Kyndryl Holdings, Inc.*	1,882,506	$28,425,841
Lamar Advertising Co., Class A	719,964	60,095,395
Lancaster Colony Corp.	167,501	27,642,690
Landstar System, Inc.	295,635	52,309,657
Lantheus Holdings, Inc.*	562,805	39,103,691
Lattice Semiconductor Corp.*	1,133,628	97,412,654
Lear Corp.	483,158	64,839,804
Leggett & Platt, Inc.	1,095,442	27,835,181
Lennox International, Inc.	262,879	98,432,413
Light & Wonder, Inc.*	749,390	53,453,989
Lincoln Electric Holdings, Inc.	472,189	85,839,238
Lithia Motors, Inc.	226,679	66,945,109
Littelfuse, Inc.	204,726	50,632,834
LivaNova PLC*	443,155	23,434,036
Louisiana-Pacific Corp.	527,801	29,171,561
Lumentum Holdings, Inc.*	565,018	25,527,513
MACOM Technology Solutions Holdings, Inc.*	443,717	36,198,433
Macy's, Inc.	2,241,398	26,022,631
Manhattan Associates, Inc.*	507,193	100,251,768
ManpowerGroup, Inc.	407,777	29,898,210
Marriott Vacations Worldwide Corp.	278,935	28,069,229
Masimo Corp.*	364,892	31,993,731
MasTec, Inc.*	497,121	35,777,798
Matador Resources Co.	911,331	54,205,968
Mattel, Inc.*	2,912,583	64,164,203
Maximus, Inc.	499,913	37,333,503
MDU Resources Group, Inc.	1,674,806	32,792,701
Medical Properties Trust, Inc.	4,921,495	26,822,148
Medpace Holdings, Inc.*	191,032	46,254,578
MGIC Investment Corp.	2,321,931	38,753,028
Middleby Corp.*	440,858	56,429,824
MKS Instruments, Inc.	516,915	44,733,824
Morningstar, Inc.	213,986	50,124,081
MP Materials Corp.*	1,183,459	22,604,067
MSA Safety, Inc.	303,835	47,899,588
MSC Industrial Direct Co., Inc., Class A	389,816	38,260,440
Murphy Oil Corp.	1,220,073	55,330,311
Murphy USA, Inc.	160,563	54,869,194
National Fuel Gas Co.	755,156	39,200,148

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
National Instruments Corp.	1,081,493	$64,478,613
National Storage Affiliates Trust	682,551	21,664,169
NCR Corp.*	1,100,880	29,690,734
Neogen Corp.*	1,618,431	30,005,711
Neurocrine Biosciences, Inc.*	803,129	90,352,012
New Jersey Resources Corp.	802,389	32,601,065
New York Community Bancorp, Inc.	5,941,939	67,381,588
New York Times Co., Class A	1,345,163	55,420,716
NewMarket Corp.	56,783	25,838,536
Nexstar Media Group, Inc.	274,107	39,298,721
NNN REIT, Inc.	1,500,229	53,018,093
Nordstrom, Inc.	796,916	11,905,925
Northwestern Energy Group, Inc.	493,807	23,732,364
NOV, Inc.	3,238,588	67,686,489
Novanta, Inc.*	294,502	42,243,367
nVent Electric PLC	1,363,408	72,246,990
OGE Energy Corp.	1,647,245	54,902,676
Old National Bancorp	2,406,373	34,988,663
Old Republic International Corp.	2,177,155	58,652,556
Olin Corp.	1,034,847	51,721,653
Ollie's Bargain Outlet Holdings, Inc.*	508,251	39,226,812
Omega Healthcare Investors, Inc.	2,013,929	66,781,886
ONE Gas, Inc.	456,035	31,138,070
Option Care Health, Inc.*	1,479,386	47,858,137
Ormat Technologies, Inc.	441,086	30,840,733
Oshkosh Corp.	537,066	51,252,208
Ovintiv, Inc.	2,087,029	99,279,970
Owens Corning	738,831	100,783,937
Park Hotels & Resorts, Inc.	1,774,279	21,859,117
Patterson Cos., Inc.	699,863	20,743,939
Paylocity Holding Corp.*	354,137	64,346,693
PBF Energy, Inc., Class A	904,687	48,427,895
Penn Entertainment, Inc.*	1,242,189	28,508,238
Penske Automotive Group, Inc.	160,508	26,814,466
Penumbra, Inc.*	316,120	76,472,589
Performance Food Group Co.*	1,284,210	75,588,601
Permian Resources Corp.	2,283,509	31,877,786
Perrigo Co. PLC	1,113,559	35,578,210
Physicians Realty Trust	1,961,144	23,906,345
Pilgrim's Pride Corp.*	331,062	7,558,145

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Pinnacle Financial Partners, Inc.	631,297	$42,322,151
Planet Fitness, Inc., Class A*	695,464	34,202,920
PNM Resources, Inc.	705,944	31,492,162
Polaris, Inc.	438,261	45,640,501
Portland General Electric Co.	831,448	33,657,015
Post Holdings, Inc.*	417,899	35,830,660
PotlatchDeltic Corp.	657,222	29,831,307
Power Integrations, Inc.	472,034	36,020,915
Primerica, Inc.	294,168	57,071,534
Progyny, Inc.*	682,649	23,223,719
Prosperity Bancshares, Inc.	770,812	42,070,919
PVH Corp.	515,815	39,465,006
Qualys, Inc.*	301,937	46,060,489
QuidelOrtho Corp.*	406,491	29,690,103
R1 RCM, Inc.*	1,619,480	24,405,564
Range Resources Corp.	1,984,983	64,333,299
Rayonier, Inc.	1,121,864	31,928,249
RBC Bearings, Inc.*	238,972	55,950,514
Regal Rexnord Corp.	545,371	77,922,608
Reinsurance Group of America, Inc.	544,558	79,064,376
Reliance Steel & Aluminum Co.	481,601	126,290,230
RenaissanceRe Holdings Ltd.	420,943	83,313,039
Repligen Corp.*	426,463	67,811,882
Rexford Industrial Realty, Inc.	1,697,865	83,789,638
RH*	127,075	33,593,547
RLI Corp.	330,002	44,843,972
Royal Gold, Inc.	540,257	57,445,527
RPM International, Inc.	1,061,375	100,628,964
Ryder System, Inc.	374,434	40,045,716
Sabra Health Care REIT, Inc.	1,901,640	26,508,862
Saia, Inc.*	218,235	86,999,383
Science Applications International Corp.	441,510	46,596,965
Scotts Miracle-Gro Co.	341,768	17,662,570
SEI Investments Co.	827,311	49,828,942
Selective Insurance Group, Inc.	498,130	51,392,072
Sensata Technologies Holding PLC	1,253,580	47,410,396
Service Corp. International	1,240,707	70,893,998
Shockwave Medical, Inc.*	302,247	60,177,378
Silgan Holdings, Inc.	687,224	29,626,227
Silicon Laboratories, Inc.*	262,064	30,370,597

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Simpson Manufacturing Co., Inc.	350,961	$52,577,467
Skechers U.S.A., Inc., Class A*	1,105,098	54,094,547
SLM Corp.	1,859,382	25,324,783
Sonoco Products Co.	805,629	43,785,936
Sotera Health Co.*	813,527	12,186,634
SouthState Corp.	625,107	42,107,208
Southwest Gas Holdings, Inc.	493,799	29,830,398
Southwestern Energy Co.*	9,058,898	58,429,892
Spire, Inc.	432,628	24,478,092
Spirit Realty Capital, Inc.	1,162,363	38,974,031
Sprouts Farmers Market, Inc.*	838,938	35,906,546
STAG Industrial, Inc.	1,477,635	50,993,184
Starwood Property Trust, Inc.	2,443,787	47,287,278
Stericycle, Inc.*	760,944	34,021,806
Stifel Financial Corp.	859,033	52,778,988
Sunrun, Inc.*	1,786,200	22,434,672
Super Micro Computer, Inc.*	375,567	102,987,983
Synaptics, Inc.*	325,061	29,073,456
Synovus Financial Corp.	1,202,144	33,419,603
Taylor Morrison Home Corp.*	900,144	38,355,136
TD SYNNEX Corp.	393,252	39,270,145
TEGNA, Inc.	1,657,399	24,148,303
Tempur Sealy International, Inc.	1,415,893	61,364,803
Tenet Healthcare Corp.*	835,063	55,022,301
Teradata Corp.*	821,620	36,989,332
Terex Corp.	554,328	31,940,379
Tetra Tech, Inc.	437,919	66,576,826
Texas Capital Bancshares, Inc.*	394,782	23,252,660
Texas Roadhouse, Inc.	548,962	52,755,248
Thor Industries, Inc.	438,424	41,707,275
Timken Co.	537,531	39,503,153
TKO Group Holdings, Inc.	430,893	36,220,866
Toll Brothers, Inc.	899,272	66,510,157
TopBuild Corp.*	261,178	65,712,385
Topgolf Callaway Brands Corp.*	1,175,382	16,267,287
Toro Co.	854,564	71,014,268
Travel + Leisure Co.	607,985	22,331,289
Trex Co., Inc.*	892,872	55,027,701
UFP Industries, Inc.	508,806	52,101,734
UGI Corp.	1,722,838	39,625,274

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
UMB Financial Corp.	359,136	$22,284,389
Under Armour, Inc., Class A*	1,551,983	10,631,084
Under Armour, Inc., Class C*	1,644,608	10,492,599
United Bankshares, Inc.	1,109,764	30,618,389
United States Steel Corp.	1,833,751	59,560,232
United Therapeutics Corp.*	385,996	87,184,917
Universal Display Corp.	358,240	56,240,098
Unum Group	1,512,370	74,393,480
US Foods Holding Corp.*	1,868,185	74,166,944
Vail Resorts, Inc.	317,088	70,358,656
Valaris Ltd.*	523,323	39,238,759
Valley National Bancorp	3,507,002	30,019,937
Valmont Industries, Inc.	172,818	41,512,612
Valvoline, Inc.	1,140,427	36,767,366
Vicor Corp.*	184,502	10,865,323
Vishay Intertechnology, Inc.	1,044,064	25,809,262
Visteon Corp.*	231,915	32,020,504
Vistra Corp.	2,841,671	94,286,644
Vontier Corp.	1,272,632	39,349,781
Vornado Realty Trust	1,316,379	29,855,476
Voya Financial, Inc.	869,976	57,809,905
Watsco, Inc.	275,825	104,184,619
Watts Water Technologies, Inc., Class A	225,197	38,918,546
Weatherford International PLC*	592,775	53,545,366
Webster Financial Corp.	1,424,916	57,438,364
Wendy's Co.	1,394,234	28,456,316
Werner Enterprises, Inc.	521,344	20,306,349
WESCO International, Inc.	363,508	52,279,721
Western Union Co.	3,080,328	40,598,723
Westlake Corp.	262,537	32,730,488
WEX, Inc.*	353,273	66,447,119
Williams-Sonoma, Inc.	528,192	82,081,037
Wingstop, Inc.	246,546	44,338,833
Wintrust Financial Corp.	503,431	38,009,040
Wolfspeed, Inc.*	1,023,726	39,003,961
Woodward, Inc.	496,901	61,744,918
Worthington Industries, Inc.	250,559	15,489,557
Wyndham Hotels & Resorts, Inc.	692,966	48,188,856
XPO, Inc.*	953,760	71,207,722
YETI Holdings, Inc.*	713,353	34,397,882

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Common Stock	Shares	Value
Ziff Davis, Inc.*	382,299	$24,348,623
ZoomInfo Technologies, Inc.*	2,509,405	41,154,242
Total Investments (Cost $20,796,191,491)		$18,580,672,753

*    Non-income producing security for the year ended September 30, 2023.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,416,330,836	7.58%
Insurance	962,685,391	5.15%
Retail	935,280,505	5.01%
Banks	883,436,236	4.73%
Oil & Gas	853,309,848	4.57%
Electronics	764,495,523	4.09%
Building Materials	682,748,178	3.66%
Healthcare - Products	668,595,915	3.58%
Commercial Services	642,357,373	3.44%
Machinery - Diversified	557,936,708	2.99%
Computers	550,833,445	2.95%
Diversified Financial Services	545,138,293	2.92%
Software	512,904,271	2.75%
Transportation	435,283,910	2.33%
Chemicals	423,644,129	2.27%
Semiconductors	408,894,416	2.19%
Food	368,736,105	1.97%
Healthcare - Services	362,985,198	1.94%
Apparel	362,625,367	1.94%
Electric	360,744,317	1.93%
Packaging & Containers	359,132,257	1.92%
Engineering & Construction	356,865,725	1.91%
Auto Parts & Equipment	311,400,680	1.67%
Iron / Steel	298,698,296	1.60%
Pharmaceuticals	285,572,437	1.53%
Entertainment	281,632,483	1.51%
Electrical Components & Equipment	258,347,357	1.38%
Miscellaneous Manufacturing	232,021,119	1.24%
Metal Fabricate / Hardware	217,285,550	1.16%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2023

Industry Classification	Value	Percentage
Hand / Machine Tools	$211,661,435	1.13%
Leisure Time	210,938,939	1.13%
Biotechnology	209,534,017	1.12%
Gas	196,873,047	1.05%
Home Builders	176,151,088	0.94%
Environmental Control	169,915,295	0.91%
Distribution / Wholesale	156,464,340	0.84%
Lodging	155,736,893	0.83%
Telecommunications	155,615,107	0.83%
Media	141,925,920	0.76%
Machinery - Construction & Mining	139,596,743	0.75%
Home Furnishings	128,022,245	0.69%
Oil & Gas Services	125,275,837	0.67%
Beverages	124,267,615	0.67%
Mining	122,699,561	0.66%
Internet	114,279,127	0.61%
Pipelines	109,119,698	0.58%
Aerospace / Defense	106,882,600	0.57%
Food Service	74,500,449	0.40%
Water	68,707,444	0.37%
Agriculture	68,471,888	0.37%
Savings & Loans	67,381,588	0.36%
Toys / Games / Hobbies	64,164,203	0.34%
Real Estate	55,365,008	0.30%
Cosmetics / Personal Care	32,315,261	0.17%
Trucking & Leasing	31,685,637	0.17%
Household Products / Wares	23,102,658	0.12%
Energy - Alternate Sources	22,434,672	0.12%
Housewares	17,662,570	0.10%
Total Investments	18,580,672,753	99.47%
Other Assets in Excess of Liabilities	98,074,788	0.53%
Net Assets	$18,678,747,541	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2023
Assets:
Investments in securities of unaffiliated issuers, at value (cost $20,796,191,491)	$18,580,672,753
Cash	192,932,637
Receivable from securities sold	134,734,795
Receivable from Units created	274,391,452
Dividend receivable	20,832,971
Total Assets	$19,203,564,608
Liabilities:
Payable for securities purchased	$331,086,443
Payable for Units redeemed	114,197,017
Distribution payable	63,069,129
Payable to Sponsor	10,428,504
Accrued Trustee fees	3,124,240
License fee payable	2,244,078
Other accrued expenses	667,656
Total Liabilities	524,817,067
Net Assets	$18,678,747,541
Net assets presented by:
Interest in Unitholders (40,891,230 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$22,862,754,484
Total distributable earnings (loss)	(4,184,006,943)
Net Assets	$18,678,747,541
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	40,891,230
Net asset value per Unit:	$456.79

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2023	2022	2021
Investment Income
Dividend income from unaffiliated issuers	$285,829,956	$291,905,282	$260,984,599
Expenses:
Trustee fees and expenses	19,112,871	19,756,646	19,917,620
Printing and distribution expenses	19,092,871	19,038,640	16,287,729
License fees	5,643,861	5,836,994	5,885,286
Legal fees	326,028	200,002	200,002
Audit fees	119,261	108,500	108,500
Other fees and expenses	122,068	138,948	138,948
Total expenses	44,416,960	45,079,730	42,538,085
Net Investment Income	$241,412,996	$246,825,552	$218,446,514
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized gains (losses) from investments	$(1,162,363,963)	$(334,277,939)	$212,824,313
Net realized gains from in-kind redemptions	911,678,972	2,377,610,736	2,148,501,660
Net realized gains (losses)	(250,684,991)	2,043,332,797	2,361,325,973
Net increase (decrease) in unrealized appreciation (depreciation) on investments	2,453,890,747	(5,277,362,865)	3,678,301,319
Net realized and unrealized gains (losses) on investments	2,203,205,756	(3,234,030,068)	6,039,627,292
Net increase (decrease) in net assets resulting from operations	$2,444,618,752	$(2,987,204,516)	$6,258,073,806

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2023	2022	2021
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$241,412,996	$246,825,552	$218,446,514
Net realized gains (losses)	(250,684,991)	2,043,332,797	2,361,325,973
Net increase (decrease) in unrealized appreciation (depreciation)	2,453,890,747	(5,277,362,865)	3,678,301,319
Net increase (decrease) in net assets resulting from operations	2,444,618,752	(2,987,204,516)	6,258,073,806
Net equalization credits and charges (Note 2)	305,580	1,077,053	(18,661)
Distributions to Unitholders	(241,827,408)	(241,081,821)	(209,292,825)
Unitholder Transactions:
Proceeds from subscriptions of Units	9,666,580,677	15,736,264,452	11,137,004,876
Reinvestment of dividends and distributions	—	—	7,390
Less: Redemptions of Units	(9,125,636,041)	(16,790,162,765)	(11,450,017,466)
Net income equalization (Note 2)	(305,580)	(1,077,053)	18,661
Increase (decrease) in net assets due to Unitholder transactions	540,639,056	(1,054,975,366)	(312,986,539)
Total increase (decrease)	2,743,735,980	(4,282,184,650)	5,735,775,781
Net Assets
Beginning of year	15,935,011,561	20,217,196,211	14,481,420,430
End of year	$18,678,747,541	$15,935,011,561	$20,217,196,211

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2023	2022	2021	2020		2019
Net Asset Value, Beginning of Year	$401.73	$480.89	$339.02	$352.30		$367.34
Investment Operations:
Net investment income(1)	5.91	6.00	5.07	4.57		4.76
Net realized and unrealized gain (loss) on investments	55.07	(79.32)	141.71	(12.96)		(14.91)
Total from investment operations	60.98	(73.32)	146.78	(8.39)		(10.15)
Net equalization credits and charges(1)	0.01	0.03	(0.00)	(0.18)		(0.03)
Less Distributions from:
Net investment income	(5.93)	(5.87)	(4.91)	(4.71)		(4.86)
Net asset value, end of year	$456.79	$401.73	$480.89	$339.02		$352.30
Total investment return(2)	15.14%	(15.35)%	43.35%	(2.43)%		(2.77)%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$18,678,748	$15,935,012	$20,217,196	$14,481,420		$19,100,391
Ratio to average net assets:
Ratio of expenses to average net assets	0.24%	0.23%	0.22%	0.23	%(3)	0.22	%(3)
Ratio of net investment income to average net assets	1.28%	1.27%	1.11%	1.35	%(3)	1.39	%(3)
Portfolio turnover rate(4)	20.07%	17.45%	20.91%	20.78%		19.10%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling Units of the Trust in the secondary market.

(3)  Net of voluntary fee reduction by the Trustee, if any. The voluntary fee reduction ceased on January 31, 2020. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.35% and 0.23% for the year ended September 30, 2020, and 1.39% and 0.23% for the year ended September 30, 2019.

(4)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2023

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "MDY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$18,580,672,753	$—	$—	$18,580,672,753
Total	$18,580,672,753	$—	$—	$18,580,672,753

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holder of its Units ("Unitholders"), provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more likely than not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2023, and has determined that no provision for income taxes is necessary for the year ended September 30, 2023. The tax returns of the Trust's 2020, 2021 and 2022 tax years and the year ended September 30, 2023 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records from which it produces the Trust's financial statements, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001-$30,000,000,000*	0.10% per annum
$30,000,000,001 and above*	0.08% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated. Prior to the Trustee and the Sponsor amending the Trust Agreement effective February 1, 2020, the fee was 0.10% per annum for net asset value of $1,000,000,001 and above.

The Trustee voluntarily agreed to reduce its fee for the year ended September 30, 2020 as disclosed in the Financial Highlights. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The voluntary fee reduction ceased on January 31, 2020.

In accordance with the Trust Agreement and under the terms of the exemptive order issued by the SEC, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2023, 2022 and 2021 did not exceed 0.30% per annum. The Trust reimbursed the Sponsor for $279,391, $186,736, and $241,247 of legal fees for the years ended September 30, 2023, 2022, and 2021, respectively, which are included in Legal fees on the Statements of Operations.

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000.

The Sponsor will not seek reimbursement for such payment from the Trust without obtaining prior exemptive relief from the SEC.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2023		Year Ended September 30, 2022
	Units	Amount	Units	Amount
Units sold	21,050,071	$9,666,580,677	32,950,062	$15,763,264,452
Dividend reinvestment Units issued	—	—	—	—
Units redeemed	(19,825,001)	(9,125,636,041)	(35,325,000)	(16,790,162,765)
Net increase (decrease)	1,225,070	$540,944,636	(2,374,938)	$(1,053,898,313)

	Year Ended September 30, 2021
	Units	Amount
Units sold	24,975,048	$11,137,004,876
Dividend reinvestment Units issued	15	7,390
Units redeemed	(25,650,000)	(11,450,017,466)
Net decrease	(674,937)	$(313,005,200)

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2023, the Trustee earned $1,026,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the years ended September 30, 2023, 2022 and 2021.

At September 30, 2023, the Trustee and its affiliates held $1,256,464,846 or 6.73% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2023, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $9,643,994,738, $9,104,451,196, $3,760,031,053, and $3,760,094,121, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2023. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2023, September 30, 2022 and September 30, 2021, in the amounts disclosed on the statements of changes in net assets, was ordinary income.

At September 30, 2023, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$21,126,922,281
Gross unrealized appreciation	$869,946,808
Gross unrealized depreciation	(3,416,196,336)
Net unrealized depreciation	$(2,546,249,528)
Distributable earnings, ordinary income	$60,453,891
Short-term capital loss carryforwards (no expiration):	$—
Long-term capital loss carryforwards (no expiration):	$1,598,367,202

The Trust did not utilize capital loss carryforwards during the year ended September 30, 2023. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

As of September 30, 2023, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions. To reflect reclassifications arising from these differences, total distributable earnings (loss) were decreased by $552,355,270 and paid-in capital was increased by $552,355,270.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2023, 2022 and 2021, the Trust paid $1,422,213, $1,170,688 and $767,773 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P Dow Jones Indices LLC ("S&P") (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (the principal listing U.S. exchange for the Trust) have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of the exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust's net asset value. For example, Russia's large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that has resulted, among other things, in a decline in the value and liquidity of Russian securities, properties, or interests. These sanctions as well as the potential for military escalation and other corresponding events, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian issuers.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of the common stocks that are actually held by the Trust and make up the Trust's portfolio ("Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of the common stocks that are included in the Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust's investments.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the portfolio will fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

Note 11 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2023, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2023, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2023 and the financial highlights for each of the five years in the period ended September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2023

We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2023 is 95.65%.

For the fiscal year ended September 30, 2023, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2023
(Unaudited)

Total Trust Assets:	$19,203,564,608
Trust Net Assets:	$18,678,747,541
Number of Units:	40,891,230
Fractional Undivided Interest in Trust Represented by each Unit:	1/40,891,230
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:*	From 0.08% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.24% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$456.79
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:**

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The voluntary fee reduction ceased on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee equals 0.08% per annum for net asset value of $30,000,000,001 and above.

**  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2023

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2023

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	5	0.40%
Between zero and 0.25%	724	57.55%
Bid/Ask Price Equal to NAV	3	0.24%
Between zero and -0.25%	517	41.10%
Less than -0.25%	9	0.71%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/23 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	15.14%	32.48%	129.13%	1,743.10%
Return Based on Bid/Ask Price	15.12%	32.39%	128.91%	1,742.50%
S&P MidCap 400 Index	15.51%	34.20%	135.50%	1,921.94%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	15.14%	5.79%	8.64%	10.79%
Return Based on Bid/Ask Price	15.12%	5.77%	8.63%	10.79%
S&P MidCap 400 Index	15.51%	6.06%	8.94%	11.16%

(1)  Currently, the Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated, ordinarily 4:00 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017